Fair Value Measurements - Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	₨ 7		$ 0.1	₨ 7
Fixed Rate Bank of Mauritius Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	7			7
Non-current investments, fair value	₨ 7	[1]	$ 0.1	₨ 7	[1]	$ 0.1

[1]	Fair value measurement at reporting date using significant unobservable inputs (Level 3).